DERIVATIVE INSTRUMENTS (Schedule of the Fair Value Open Foreign Exchange Contracts) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Fair value of foreign exchange hedge transactions	$ 56	$ 160
Fair value of foreign exchange hedge transactions	(474)	(1)
Total derivatives designated as hedging instruments	$ (418)	$ 159